Rule 497(c)
                                                        Registration No. 33-8982

                             The Victory Portfolios
                        The Real Estate Investment Fund
                       Supplement Dated November 25, 1997
       to the Prospectus Dated March 1, 1997, as Previously Supplemented

The Victory Real Estate Investment Fund Prospectus is supplemented as follows:

                The date of the Prospectus is November 25, 1997

The following table is added to the Prospectus after page 6 immediately before the section titled "Risk Factors."

                              Financial Highlights
                        The Real Estate Investment Fund

The Financial Highlights describe the Real Estate Investment Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Real Estate Investment Fund for the period indicated.



                                                            April 30, 1997
                                                               through
                                                               October 31,
                                                                1997(a)
                                                            --------------

        Net Asset Value, Beginning of Period                 $       10.00
                                                            --------------
        Investment Activities
                Net investment income                                 0.23
                Net realized and unrealized losses
                     from investments                                 2.01
                                                            --------------
                     Total from Investment Activ             $        2.24
                                                            --------------
        Distributions
                Net investment income                                (0.17)
                In excess of net investment income                    0.00
                Net realized gains                                    0.00
                                                            --------------
                     Total Distributions                             (0.17)
                                                            --------------
        Net Asset Value, End of Period                       $       12.07
                                                            ==============

        Total Return (excludes sales charges)                       22.42% (b)

        Ratios/Supplemental Data:
        Net Assets, End of Period (000)                      $       4,376
        Ratio of expenses to
             average net assets                                      0.00% (c)
        Ratio of net investment income
             to average net assets                                   5.11% (c)
        Ratio of expenses to
             average net assets*                                     2.76% (c)
        Ratio of net investment income
             to average net assets*                                  2.35% (c)
        Portfolio turnover                                             60%
        Average commission rate paid (d)                      $     0.0464

---------------------------
     * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and /or reimbursements had not occurred, the ratios would have been as indicated.
     (a)  Period from commencement of operations.
     (b)  Not annualized.
     (c)  Annualized.
     (d) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.


     The Financial Highlights are not audited. This information should be read in conjunction with the Real Estate Investment Fund's financial statements, which are incorporated by reference in the SAI.


     Please insert this  Supplement  into the front of your  Prospectus.  If you
     would  like  to  obtain   more   information,   please  call  the  Fund  at
     800-KEY-FUND(R)


                                  VF-REIF-SUP2

                             THE VICTORY PORTFOLIOS

                      Supplement Dated November 25, 1997 to
              the Statement of Additional Information ("SAI") dated
                                 March 1, 1997,
               As Supplemented June 30, 1997 and September 1, 1997

                            The Victory Balanced Fund
                       The Victory Diversified Stock Fund
                       The Victory Financial Reserves Fund
                           The Victory Fund For Income
                      The Victory Government Mortgage Fund
                             The Victory Growth Fund
                   The Victory Institutional Money Market Fund
                      The Victory Intermediate Income Fund
                      The Victory International Growth Fund
                    The Victory Investment Quality Bond Fund
                           The Victory Lakefront Fund
                      The Victory Limited Term Income Fund
                    The Victory National Municipal Bond Fund
                       The Victory New York Tax-Free Fund
                      The Victory Ohio Municipal Bond Fund
                  The Victory Ohio Municipal Money Market Fund
                      The Victory Ohio Regional Stock Fund
                       The Victory Prime Obligations Fund
                     The Victory Real Estate Investment Fund
                         The Victory Special Growth Fund
                         The Victory Special Value Fund
                          The Victory Stock Index Fund
                     The Victory Tax-Free Money Market Fund
                  The Victory U.S. Government Obligations Fund
                             The Victory Value Fund



The SAI of the above Funds is supplemented as follows:

1. Effective November 25, 1997, the following information replaces the first sentence in the first paragraph in the SAI:

"This Statement of Additional Information is not a prospectus, but should be read in conjunction with each prospectus of The Victory Portfolios (individually, a "Prospectus," and collectively, the "Prospectuses"), each of which is dated March 1, 1997 except for the Prospectus for the Lakefront Fund and the combined Prospectus for Financial Reserves Fund, Ohio Municipal Money Market Fund, Prime Obligations Fund, Tax-Free Money Market Fund and U.S. Government Obligations Fund, both of which are dated June 30, 1997 and the Prospectus for the Real Estate Investment Fund which is dated November 25, 1997."

2. On page 88 under "Performance of the Non-Money Market Funds" in the chart under the subsection "Standardized Yield", add the following:

================================================================================
                                                 YIELD FOR THE 30-DAY PERIOD
FUND                                                ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------
Lakefront Fund                                             1.47%
================================================================================


================================================================================
                                                  YIELD FOR THE 30-DAY PERIOD
FUND                                                ENDED OCTOBER 31, 1997
--------------------------------------------------------------------------------
Real Estate Investment Fund                                3.51%
================================================================================



3. Effective November 25, 1997, the following paragraph under "Additional Information" and the subsection "Miscellaneous" on page 133, add the following:

     "The 1996 Annual Report and 1997 Semi-Annual Report to shareholders of The Victory Portfolios are incorporated herein in their entirety. These reports include the financial statements for the fiscal year ended October 31, 1996 and for the semi-annual period ended April 30, 1997. The opinion in the Annual Report of Coopers & Lybrand L.L.P., independent accountants, is incorporated herein in its entirety to such Annual Report, and such financial statements are incorporated in their entirety. The unaudited financial statements for The Victory Real Estate Investment Fund for the period ended October 31, 1997 are also incorporated herein."



Please keep this Supplement with your SAI. Investors wishing to obtain more information should call the Funds at 800-KEY-FUND(R) or 800-539-3863.



                                  VF-SAI-SUP3